Needham Growth Fund
Schedule of Investments
as of March 31, 2024 (Unaudited)

COMMON STOCKS - 86.2%	Shares	Value
Aerospace & Defense - 0.2%
Huntington Ingalls Industries, Inc.	1,050	$306,043
RTX Corp.	2,000	195,060
		501,103

Biotechnology - 0.6%
G1 Therapeutics, Inc.(a)	35,000	151,200
Gilead Sciences, Inc.	14,000	1,025,500
		1,176,700

Chemicals - 3.6%
Aspen Aerogels, Inc.(a)	425,000	7,480,000

Commercial Services & Supplies - 1.2%
Clean Harbors, Inc.(a)	12,250	2,466,048

Communications Equipment - 1.8%
ADTRAN Holdings, Inc.	145,000	788,800
Cambium Networks Corp.(a)	85,000	366,350
KVH Industries, Inc.(a)(b)	487,017	2,483,787
ViaSat, Inc.(a)(b)	7,500	135,675
		3,774,612

Construction Materials - 0.2%
CRH PLC (Ireland)(a)	5,250	452,865

Diversified Consumer Services - 0.6%
Bright Horizons Family Solutions, Inc.(a)	10,750	1,218,620

Electrical Equipment - 3.1%
nVent Electric PLC (Ireland)	18,500	1,394,900
Vertiv Holdings Co. - Class A	7,500	612,525
Vicor Corp.(a)	112,500	4,302,000
		6,309,425

Electronic Equipment, Instruments & Components - 3.9%
Cognex Corp.	29,000	1,230,180
Coherent Corp.(a)	28,000	1,697,360
Corning, Inc.	40,000	1,318,400
nLight, Inc.(a)	135,000	1,755,000
TTM Technologies, Inc.(a)	53,500	837,275
Vishay Intertechnology, Inc.	55,000	1,247,400
		8,085,615

Health Care Equipment & Supplies - 3.0%
Becton Dickinson & Co.	18,250	4,515,963
Medtronic PLC (Ireland)	20,000	1,743,000
		6,258,963

Health Care Providers & Services - 1.3%
Laboratory Corp. of America Holdings	8,800	1,922,448
Quest Diagnostics, Inc.	5,500	732,105
		2,654,553

Hotels, Restaurants & Leisure - 0.0%(c)
Vacasa, Inc. - Class A(a)	8,043	54,853

Industrial Conglomerates - 0.2%
Honeywell International, Inc.	2,500	513,125

Insurance - 0.2%
Markel Group, Inc.(a)	250	380,370

Interactive Media & Services - 0.4%
Alphabet, Inc. - Class A(a)	5,000	754,650

IT Services - 3.0%
Akamai Technologies, Inc.(a)	38,500	4,187,260
Unisys Corp.(a)	415,000	2,037,650
		6,224,910

Life Sciences Tools & Services - 5.8%
Bruker Corp.	9,500	892,430
CryoPort, Inc.(a)	50,000	885,000
Fortrea Holdings, Inc.(a)	22,500	903,150
Thermo Fisher Scientific, Inc.	16,250	9,444,662
		12,125,242

Media - 3.3%
Comcast Corp. - Class A	70,000	3,034,500
The Trade Desk, Inc. - Class A(a)	45,000	3,933,900
		6,968,400

Oil, Gas & Consumable Fuels - 0.6%
Chevron Corp.	5,000	788,700
Navigator Holdings, Ltd. (Marshall Islands)	20,000	307,000
		1,095,700

Professional Services - 3.1%
Parsons Corp.(a)	77,850	6,457,658

Semiconductors & Semiconductor Equipment - 29.0%(d)
Analog Devices, Inc.	10,000	1,977,900
Applied Materials, Inc.	9,000	1,856,070
ASML Holding NV (Netherlands)	2,250	2,183,557
AXT, Inc.(a)	220,000	1,009,800
Entegris, Inc.	94,500	13,281,030
FormFactor, Inc.(a)	112,500	5,133,375
Lam Research Corp.	2,500	2,428,925
Marvell Technology, Inc.	33,250	2,356,760
MKS Instruments, Inc.	22,000	2,926,000
Nova, Ltd. (Israel)(a)	44,050	7,813,589
PDF Solutions, Inc.(a)(b)	282,500	9,511,775
Photronics, Inc.(a)	144,500	4,092,240
SiTime Corp.(a)	11,750	1,095,452
Teradyne, Inc.	13,500	1,523,205
Veeco Instruments, Inc.(a)	90,000	3,165,300
		60,354,978

Software - 1.5%
Altair Engineering, Inc. - Class A(a)	26,750	2,304,512
Klaviyo, Inc. - Class A(a)	35,000	891,800
		3,196,312

Specialty Retail - 3.0%
CarMax, Inc.(a)	71,750	6,250,142

Technology Hardware, Storage & Peripherals - 15.7%
Apple, Inc.	6,750	1,157,490
Hewlett Packard Enterprise Co.	27,500	487,575
Super Micro Computer, Inc.(a)(b)	30,750	31,058,423
		32,703,488

Textiles, Apparel & Luxury Goods - 0.7%
Carter's, Inc.	18,250	1,545,410

Trading Companies & Distributors - 0.2%
Air Lease Corp.	7,500	385,800
TOTAL COMMON STOCKS (Cost $59,153,951)		179,389,542

REAL ESTATE INVESTMENT TRUSTS - 0.2%	Shares	Value
Equinix, Inc.	500	412,665
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $399,733)		412,665

SHORT-TERM INVESTMENTS - 13.1%
Money Market Funds - 13.1%	Shares
Dreyfus Treasury Securities Cash Management - Class Institutional, 5.19%(e)	27,345,385	27,345,385
TOTAL SHORT-TERM INVESTMENTS (Cost $27,345,385)		27,345,385

TOTAL INVESTMENTS - 99.5% (Cost $86,899,069)		$207,147,592
Other Assets in Excess of Liabilities - 0.5%		969,059
TOTAL NET ASSETS - 100.0%		$208,116,651

Percentages are stated as a percent of net assets.
Industry classifications may be different than those used for compliance monitoring purposes.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of security has been pledged as collateral for securities sold short. The total value of assets committed as collateral as of March 31, 2024 is $6,578,425.
(c)	Represents less than 0.05% of net assets.
(d)	As of March 31, 2024, the Fund had a significant portion of its assets invested in Semiconductors & Semiconductor Equipment.
(e)	The rate shown represents the 7-day effective yield as of March 31, 2024.

Needham Growth Fund
Schedule of Securities Sold Short
as of March 31, 2024 (Unaudited)

COMMON STOCKS - (0.0)%	Shares	Value
Software - (0.0)%
Digimarc Corp. (a)(b)	(2,117)	$(57,540)

TOTAL SECURITIES SOLD SHORT - 0.0% (Proceeds $55,337)		(57,540)

Percentages are stated as a percent of net assets.

(a)	Represents less than 0.05% of net assets.

Allocation of Portfolio Holdings by Country as of March 31, 2024
(% of Investments)
United States^	$193,195,141	93.3%
Israel	7,813,589	3.8
Ireland	3,590,765	1.7
Netherlands	2,183,557	1.1
Marshall Islands	307,000	0.1
	$207,090,052	100.0%

^ United States allocation includes Short-Term Investment-Money Market Fund of 13.2%.